CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 280,138	$ 192,401	$ 106,042
Cost of revenues
Cost of revenues	195,630	123,806	72,163
Gross profit	84,508	68,595	33,879
Operating expenses
Selling and marketing expenses	27,119	20,314	10,979
General and administrative expenses	9,704	6,748	5,560
Total operating expenses	36,823	27,062	16,539
Equity in earnings of equity method investments	2
Operating profit	47,687	41,533	17,340
Interest income	2,497	1,255	575
Interest expense		(488)
Impairment on cost method investments		(1,810)	(1,940)
Other income			44
Income before income tax expense	50,184	40,490	16,019
Income tax expense	2,158	1,998	752
Net income	48,026	38,492	15,267
Net income attributable to non-controlling interest	(1,572)	(525)
Net income attributable to redeemable non-controlling interest	(307)
Net income attributable to Charm Communications Inc.	46,147	37,967	15,267
Accretion of Series A convertible redeemable preferred shares		(1,215)	(7,800)
Net income attributable to Charm's ordinary shareholders	46,147	36,752	7,467
Net income per share:
Basic	$ 0.59	$ 0.51	$ 0.07
Diluted	$ 0.56	$ 0.49	$ 0.07
Shares used in computation of net income per share:
Basic	78,266,839	70,483,686	50,000,000
Diluted	82,113,765	73,475,901	52,011,348
Media investment management
Revenues
Revenues	238,837	162,623	87,275
Cost of revenues
Cost of revenues	187,878	118,224	68,538
Advertising agency
Revenues
Revenues	34,285	24,776	15,301
Cost of revenues
Cost of revenues	3,737	2,867	2,057
Branding and identity services
Revenues
Revenues	7,016	5,002	3,466
Cost of revenues
Cost of revenues	$ 4,015	$ 2,715	$ 1,568